ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENT OF INCOME - IFRS 16 (Tables)	12 Months Ended
Dec. 31, 2019
ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENT OF INCOME - IFRS 16
Schedule of effects of the adoption of IFRS 16

The consolidated statement of income in the year ended December 31, 2019 includes the effects of the adoption of IFRS 16. To facilitate the understanding and comparability of the information, the following is the consolidated statement of income in the year ended 31 December 2019, 2018 and 2017, excluding the effects of adopting IFRS 16.

			General and
			administrative
Item	Cost of sales	Selling expenses	expenses	Financial expenses	Total
Rental costs and expenses	(1,699,886)	(71,335)	(130,477)	—	(1,901,698)
Depreciation costs and expenses	1,604,829	76,591	201,530	—	1,882,950
Financial charges	—	—	—	401,484	401,484
Income and social contribution taxes	—	—	—	—	(130,130)
Total	(95,057)	5,256	71,053	401,484	252,606

	2019			2018	2017

	Statements of	IFRS 15 and IFRS	Statements of	Statements of	Statements of
	income (IFRS 16)	16 adjustments	income (IAS 17)	income (IAS 17)	income (IAS 17)
Net operating revenue	44,268,171	—	44,268,171	43,462,740	43,206,832
Cost of sales	(22,158,947)	(95,057)	(22,254,004)	(21,025,767)	(20,272,530)
Gross profit	22,109,224	(95,057)	22,014,167	22,436,973	22,934,302

Operating income (expenses)	(14,895,300)	76,309	(14,818,991)	(12,980,789)	(16,302,065)
Selling expenses	(12,701,222)	5,256	(12,695,966)	(12,832,741)	(13,136,474)
General and administrative expenses	(2,498,096)	71,053	(2,427,043)	(2,598,970)	(2,443,105)
Other operating income	929,498	—	929,498	4,077,003	464,182
Other operating expenses	(625,480)	—	(625,480)	(1,626,081)	(1,186,668)
Operating income	7,213,924	(18,748)	7,195,176	9,456,184	6,632,237

Financial income	1,132,870	—	1,132,870	4,112,640	1,755,958
Financial expenses	(1,953,011)	401,484	(1,551,527)	(2,285,487)	(2,659,002)
Equity pickup	752	—	752	(5,847)	1,580
Income before taxes	6,394,535	382,736	6,777,271	11,277,490	5,730,773
Income and social contribution taxes	(1,393,521)	(130,130)	(1,523,651)	(2,349,232)	(1,121,983)

Net income for the year	5,001,014	252,606	5,253,620	8,928,258	4,608,790